PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7– PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following at September 30, 2025 and December 31, 2024, in thousands:

	September 30, 2025	December 31, 2024
Machine and equipment	$186	$188
Automobiles	—	72
Website development costs	290	290
Computer and office equipment	5	5
Software development costs	520	579
	1,001	1,134
Less accumulated depreciation	(660)	(454)
Property and equipment, net	$341	$680

During the three months ended September 30, 2025 and 2024, the Company recognized $75 thousand and $65 thousand of depreciation and amortization, respectively. During the nine months ended September 30, 2025 and 2024, the Company recognized $243 thousand and $194 thousand of depreciation and amortization, respectively.

During the three and nine months ended September 30, 2025, the Company reduced the value of software development cost by $75 thousand and $129 thousand, respectively related to a non-monetary exchange with a third party and their use of our mission control software. This software development cost was originally developed for internal use and has subsequently been licensed to a third party in a non-monetary transaction.

NOTE 9– FIXED ASSETS

Fixed assets consist of the following at December 31, 2024 and 2023, in thousand:

	December 31, 2024	December 31, 2023
Machine and equipment	$191	$191
Automobiles	72	102
Website development costs	290	290
Computer and office equipment	5	11
Software development costs	579	437
	1,137	1,031
Less accumulated depreciation	(454)	(185)
	$683	$846

During the years ended December 31, 2024 and 2023, the Company recognized $193 thousand and $140 thousand of depreciation and amortization, respectively.